Condensed Consolidated Statement of Profit or Loss and OCI - EUR (€)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Condensed Consolidated Statement of Profit or Loss and OCI
Other income	€ 530,000	€ 2,958,000	€ 1,509,000	€ 4,428,000
Research and development costs	(11,074,000)	(6,297,000)	(32,560,000)	(19,972,000)
General and administrative costs	(2,903,000)	(2,579,000)	(8,970,000)	(7,900,000)
Total operating costs	(13,977,000)	(8,876,000)	(41,530,000)	(27,872,000)
Operating result	(13,447,000)	(5,918,000)	(40,021,000)	(23,444,000)
Finance income and expense	1,375,000	(74,000)	1,339,000	(664,000)
Results related to associates	(119,000)		579,000
Result before corporate income taxes	(12,191,000)	(5,992,000)	(38,103,000)	(24,108,000)
Corporate income taxes			(64,000)	(1,000)
Result for the period	(12,191,000)	(5,992,000)	(38,167,000)	(24,109,000)
Other comprehensive income	147,000	(4,000)	121,000	(15,000)
Total comprehensive income (attributable to owners of the Company)	(12,044,000)	(5,996,000)	(38,046,000)	(24,124,000)
Result attributable to
Owners of the Company	(12,139,000)	(5,959,000)	(37,945,000)	(23,974,000)
Non-controlling interests	(52,000)	(33,000)	(222,000)	(135,000)
Result for the period	€ (12,191,000)	€ (5,992,000)	€ (38,167,000)	€ (24,109,000)
Share information
Weighted average number of shares outstanding	38,912,701	33,355,327	38,902,203	32,440,220
Earnings per share attributable to the equity holders of the Company (expressed in Euro per share)
Basic loss per share	€ (0.31)	€ (0.18)	€ (0.98)	€ (0.74)
Diluted loss per share	€ (0.31)	€ (0.18)	€ (0.98)	€ (0.74)